Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	50,000,000	29,300,000	29,300,000
Preferred stock, shares issued (in Shares)	0	21,688,242	20,226,564
Preferred stock, shares outstanding (in Shares)	0	21,688,242	20,226,564
Preferred stock, liquidation preferences	$ 0	$ 55,536,941	$ 46,445,304
Common stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)		37,000,000	37,000,000
Common stock, shares issued (in Shares)		8,259,644	8,250,000
Common stock, shares outstanding (in Shares)		8,259,644	8,250,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	300,000,000	37,000,000
Common stock, shares issued (in Shares)	26,352,457	8,259,644
Common stock, shares outstanding (in Shares)	26,352,457	8,259,644
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	50,000,000	0
Common stock, shares issued (in Shares)	4,500,000	0
Common stock, shares outstanding (in Shares)	4,500,000	0